Organization and Principal Activities (Details)									12 Months Ended
		Jun. 30, 2025 $ / shares shares	Jan. 21, 2025 USD ($) shares	Jan. 21, 2025 HKD ($) shares	Dec. 05, 2024 $ / shares shares	Dec. 02, 2024 shares	Nov. 25, 2024 USD ($) $ / shares shares	Aug. 20, 2024 USD ($) $ / shares shares	Jun. 30, 2025 $ / shares shares	Oct. 22, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares
Organization and Principal Activities [Line Items]
Incorporated date									Aug. 20, 2024
Shares of authorized	[1]	50,000,000							50,000,000		50,000,000
Par value of common stock (in Dollars per share) | $ / shares	[1]	$ 0.001							$ 0.001		$ 0.001
Shares issued					100
Price per shares (in Dollars per share) | $ / shares					$ 0.0001			$ 1
Authorized shares capital (in Dollars) | $							$ 50,000	$ 50,000
Share split							1-for-1,000
Ordinary shares issued	[1]	16,020,000							16,020,000		16,020,000
Acquisition of shares						1,674,000
Percentage of After Reorganization		89.55%				10.45%
Percentage of Before Reorganization		100.00%
Percentage of Total Issued Ordinary Shares									11.00%
Mr. Shaojie Sun [Member]
Organization and Principal Activities [Line Items]
Aggregate consideration (in Dollars) | $								10,000
Mr. Cong Gao [Member]
Organization and Principal Activities [Line Items]
Aggregate consideration (in Dollars) | $								10,000
Mr. Xianxin Xiang [Member]
Organization and Principal Activities [Line Items]
Aggregate consideration (in Dollars) | $								$ 10,000
Business Combination [Member]
Organization and Principal Activities [Line Items]
Cash consideration			$ 1,121,033	$ 8,800,000
Mr. Shaojie Sun [Member]
Organization and Principal Activities [Line Items]
Shares issued							2,046.8	3,400
Ordinary shares issued							5,446,800
Mr. Cong Gao [Member]
Organization and Principal Activities [Line Items]
Shares issued							1,986.6	3,300
Mr. Xianxin Xiang [Member]
Organization and Principal Activities [Line Items]
Shares issued							1,986.6	3,300
Ordinary shares issued							5,286,600
Common Stock [Member]
Organization and Principal Activities [Line Items]
Shares issued			1,980,000	1,980,000
Ordinary shares issued			1,980,000	1,980,000			16,020,000
Percentage of Total Issued Ordinary Shares			11.00%	11.00%
Common Stock [Member] | Third Parties [Member]
Organization and Principal Activities [Line Items]
Ordinary shares issued			18,000,000	18,000,000
Minimum [Member]
Organization and Principal Activities [Line Items]
Shares of authorized							50,000
Price per shares (in Dollars per share) | $ / shares							$ 1
Maximum [Member]
Organization and Principal Activities [Line Items]
Shares of authorized							50,000,000
Price per shares (in Dollars per share) | $ / shares							$ 0.001
Mr. Cong Gao [Member]
Organization and Principal Activities [Line Items]
Shares of authorized										1,000
Par value of common stock (in Dollars per share) | $ / shares										$ 0.0001
Percentage of ownership							33.00%
Ordinary shares issued							5,286,600
Mr. Shaojie Sun [Member]
Organization and Principal Activities [Line Items]
Percentage of ownership							34.00%
Mr. Xianxin Xiang [Member]
Organization and Principal Activities [Line Items]
Percentage of ownership							33.00%

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Notes 1 and 13).